Note 17 - Segmented Information - Geographical Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Segmented revenue	$ 1,956,222	$ 1,940,182	$ 2,776,768
Identifiable non-current assets	549,396	53,164	30,689
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue	214,381	187,008	997,661
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	548,829	52,131	29,804
CHINA
Statement Line Items [Line Items]
Segmented revenue	1,684,872	1,702,249	1,712,079
Identifiable non-current assets	567	1,033	885
Other [member]
Statement Line Items [Line Items]
Segmented revenue	$ 56,969	$ 50,925	$ 67,028